Share-Based Compensation (Details) - Schedule of weighted average assumptions	9 Months Ended
Sep. 30, 2021
Schedule of weighted average assumptions [Abstract]
Constant risk free rate	0.80%
Constant volatility factor	40.00%
Geometric Brownian Motion	0.981%